SEWARD & KISSEL LLP
One Battery Park Plaza
New York, New York 10004

Telephone:  (212) 574-1200
Facsimile:  (212) 480-8421
www.sewkis.com

October 2, 2012

Mr. Larry Greene
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Drexel Hamilton Mutual Funds – Drexel Hamilton Multi-Asset Real Return Fund
File Nos. 333-173306 and 811-22545

Dear Mr. Greene:

Attached herewith please find Post-Effective Amendment No. 2 under the Securities Act of 1933 (the "1933 Act"), and Amendment No. 7 under the Investment Company Act of 1940, as amended to the Registration Statement on Form N-1A (the "Amendment") of Drexel Hamilton Mutual Funds.  The Amendment is filed pursuant to paragraph (a) of Rule 485 under the 1933 Act and is marked in accordance with Rule 310 of Regulation S-T to show changes from Post-Effective Amendment No. 1.

If you have any questions, please contact the undersigned at (212) 574-1598 or Paul M. Miller at (202) 737-8833.

Sincerely,

/s/ Keri E. Riemer
Keri E. Riemer